Schedule III - Real Estate and Accumulated Depreciation (Detail) - Accumulated Depreciation for Real Estate (USD $)	9 Months Ended
Dec. 31, 2012
Additions during period:
Depreciation of real estate	$ 3,000
Accumulated depreciation, end of year	$ 3,000